Derivative Instruments and the Fair Value of Financial Instruments (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
12/31/14
Derivatives, Fair Value [Line Items]
Fair Value Assumptions, Expected Volatility Rate		119.00%
3/31/15
Derivatives, Fair Value [Line Items]
Fair Value Assumptions, Expected Volatility Rate		122.00%
6/30/15
Derivatives, Fair Value [Line Items]
Fair Value Assumptions, Expected Volatility Rate	130.00%
09/30/15
Derivatives, Fair Value [Line Items]
Fair Value Assumptions, Expected Volatility Rate	132.00%
8/14/14
Derivatives, Fair Value [Line Items]
Fair Value Assumptions, Expected Volatility Rate		104.00%
8/20/14
Derivatives, Fair Value [Line Items]
Fair Value Assumptions, Expected Volatility Rate		109.00%
8/31/14
Derivatives, Fair Value [Line Items]
Fair Value Assumptions, Expected Volatility Rate		109.00%
9/30/14
Derivatives, Fair Value [Line Items]
Fair Value Assumptions, Expected Volatility Rate		109.00%